UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8620

     The Milestone Funds
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
      Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Janet Tiebout Hanson

Milestone Capital Management, LLC
115 East Putnam Avenue

       Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-941-6453

Date of fiscal year end:  November 30, 2006

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments.

		The
		Milestone
		Funds

	TREASURY OBLIGATIONS PORTFOLIO
	Portfolio Of Investments
	AUGUST 31, 2006 (Unaudited)
	($ in Thousands)
	Principal			Value
	Amount	Interest Rate	Maturity Date	(note 1)

	U.S. Government Obligations - 3.6%

	U.S. Treasury Bills - 1.5%
	$ 7,500	4.62-4.64%	9/14/06	$ 7,487
	17,500	5.09%	1/4/07	17,191
	2,500	5.10%	1/11/07	2,453
				27,131

	U.S. Treasury Notes - 2.1%
	22,500	3.125%	1/31/07	22,337
	17,500	3.375%	2/28/07	17,358
				39,695

	Total U.S. Government Obligations (Cost $66,826)			66,826

	Repurchase Agreements - 96.8%

	Banc of America Securities LLC, dated 8/31/06, repurchase price $405,059 (Collateralized by: U.S. Treasury Bill: $144,607, 11/9/06;
	U.S. Treasury Note: $275,824, 3.125%, 10/15/08; aggregate market value plus accrued interest $413,101)

	405,000	5.23%	9/1/06	405,000

	Credit Suisse Securities (USA) LLC, dated 8/31/06, repurchase price $270,039 (Collateralized by: U.S. Treasury Notes: $277,306,
	2.25%-12.00%, 9/30/06-8/15/13; aggregate market value plus accrued interest $275,402)

	270,000	5.24%	9/1/06	270,000

	Deutsche Bank Securities, Inc., dated 8/31/06, repurchase price $50,007 (Collateralized by: U.S. Treasury Bills: $19,579, 12/21/06-1/11/07;
	U.S. Treasury Notes: $32,384, 2.50%-4.125%, 9/30/06-8/15/08; aggregate market value plus accrued interest $51,000)

	50,000	5.17%	9/1/06	50,000

	Deutsche Bank Securities, Inc., dated 8/31/06, repurchase price $598,587 (Collateralized by: U.S. Treasury Bills: $234,356, 12/21/06-1/11/07;
	U.S. Treasury Notes: $387,638, 2.50%-4.125%, 9/30/06-8/15/08; aggregate market value plus accrued interest $610,471)

	598,500	5.24%	9/1/06	598,500

	Morgan Stanley, dated 8/31/06, repurchase price $60,009 (Collateralized by: U.S. Treasury Notes: $62,477, 3.625%-14.00%,
	11/15/06-5/15/13; aggregate market value plus accrued interest $61,200)

	60,000	5.22%	9/1/06	60,000

	Morgan Stanley, dated 8/31/06, repurchase price $350,051 (Collateralized by: U.S. Treasury Notes: $364,448, 3.625%-14.00%,
	11/15/06-5/15/13; aggregate market value plus accrued interest $357,001)

	350,000	5.23%	9/1/06	350,000

	TREASURY OBLIGATIONS PORTFOLIO
	Portfolio Of Investments (Continued)
	AUGUST 31, 2006 (Unaudited)
	($ in Thousands)
	Principal			Value
	Amount	Interest Rate	Maturity Date	(note 1)

	Repurchase Agreements - 96.8% (Continued)

	UBS Securities LLC, dated 8/31/06, repurchase price $25,622 (Collateralized by: U.S. Treasury Notes: $24,920, 5.12%-5.62%;
	5/15/08-6/30/08; aggregate market value plus accrued interest $25,501)

	25,000	5.18%	2/20/07	$ 25,000

	UBS Securities LLC, dated 8/31/06, repurchase price $25,625 (Collateralized by: U.S. Treasury Notes: $25,000, 4.12%-5.62%,
	5/15/08-8/15/08; aggregate market value plus accrued interest $25,501)

	25,000	5.20%	2/20/07	25,000

	UBS Securities LLC, dated 8/31/06, repurchase price $25,611 (Collateralized by: U.S. Treasury Note: $25,165, 5.125%, 6/30/08;
	aggregate market value plus accrued interest $25,501)

	25,000	5.27%	2/14/07	25,000

	Total Repurchase Agreements (Cost $1,808,500)			1,808,500

	Total Investments (Cost $1,875,326) (a)-100.4%			1,875,326
	Liabilities in excess of other assets-(0.4)%			(6,838)
	Net Assets-100.0%			$1,868,488

	See selected note.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purpose.

Note 1	Valuation of Securities:
	Securities in which the portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio
	instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of
	premium and accretion of market discount are charged to income.

	Repurchase Agreements:
	The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the
	Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements
	with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in
	accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements
	are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal
	to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the
	value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio
	business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit
	sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and
	insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Item 2.

Controls and Procedures.

(a)

The principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.

Exhibits.

(a)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds

By	/s/ Janet Tiebout Hanson

             Janet Tiebout Hanson, Principal Executive Officer

Date	October 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Janet Tiebout Hanson

             Janet Tiebout Hanson, Principal Executive Officer

Date	October 12, 2006

By	/s/ Marc H. Pfeffer

           Marc H. Pfeffer, Principal Financial Officer

Date	October 12, 2006